Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2016 $ / bbl bbl / d	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)		$ (791)	$ (986)	$ 166	$ (291)
Fair value derivative financial instruments [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)		(791)
Fair value derivative financial instruments [Member] | Other financial positions [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)		(34)
Fair value derivative financial instruments [Member] | Interest rate swap contract [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)		16
Fair value derivative financial instruments [Member] | Crude oil contracts [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)		(807)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | WTI Fixed Price [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	75,000
Terms	July – December 2018
Average Price | $ / bbl	49.32
Fair Value Asset (Liability)		(388)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent Collars [Member] | Bottom of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	75,000
Terms	July – December 2018
Average Price | $ / bbl	49.00
Fair Value Asset (Liability)		(342)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Brent Collars [Member] | Top of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	59.69
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | WTI Collars [Member] | Bottom of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	19,000
Terms	January – December 2019
Average Price | $ / bbl	50.00
Fair Value Asset (Liability)		(62)
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | WTI Collars [Member] | Top of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	62.08
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | WCS Differential [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	10,500
Terms	January – December 2018
Average Price | $ / bbl	(14.52)
Fair Value Asset (Liability)		$ 19